Summary of Significant Accounting Policies (Details 3) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Level 3 [Member]
Liabilities
Total derivative liabilities measured at fair value	$ 61,037,804	$ 59,657,719	$ 3,905,721	$ 10,857,698
Fair value on a Recurring Basis [Member]
Liabilities
Total derivative liabilities measured at fair value	61,037,804	59,657,719	3,905,721
Fair value on a Recurring Basis [Member] | Level 1 [Member]
Liabilities
Total derivative liabilities measured at fair value
Fair value on a Recurring Basis [Member] | Level 2 [Member]
Liabilities
Total derivative liabilities measured at fair value
Fair value on a Recurring Basis [Member] | Level 3 [Member]
Liabilities
Total derivative liabilities measured at fair value	$ 61,037,804	$ 59,657,719	$ 3,905,721